Share-based Payments - Other plans (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	€ 11,608	€ 19,431
General population and executives - standard ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	5,225	17,925
General population - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	1,728
Executives - ESOP modified
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	1,705
Executives - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	1,676
Executives - Performance-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	(919)
Executives - Time-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	3,463
Executives - Success fees (cash-settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	2,141
Executives - Success fee (equity-settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense		€ 1,506
Executives - Joint Stock Ownership plan (JSOP) and bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	€ (3,411)